Share-based payments - Disclosure of movements in option and award plans (Details)	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares
Share Value Plan and Deferred Share Value Plan
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date (in shares)	504,825,000	495,724,000
Granted in the year (in shares)	144,110,000	224,385,000
Exercised/released in the year (in shares)	(190,408,000)	(191,471,000)
Less: forfeited in the year (in shares)	(20,125,000)	(23,813,000)
Less: expired in the year (in shares)	0	0
Outstanding at end of year (in shares)	438,402,000	504,825,000
Number of options exercisable (in shares)	0	0
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.74
Outstanding at end of year, weighted average exercise price (in GBP per share) | £ / shares	£ 3.09	£ 1.74
Others
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date (in shares)	240,029,000	288,755,000
Granted in the year (in shares)	102,649,000	132,013,000
Exercised/released in the year (in shares)	(123,832,000)	(163,322,000)
Less: forfeited in the year (in shares)	(7,874,000)	(15,164,000)
Less: expired in the year (in shares)	(790,000)	(2,253,000)
Outstanding at end of year (in shares)	210,182,000	240,029,000
Number of options exercisable (in shares)	39,755,000	25,164,000
Sharesave
Reconciliation of options and award plans [Roll Forward]
Number of options exercisable (in shares)	22,046,433	5,343,579
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.19	£ 1.06
Granted in the year, weighted average exercise price (in GBP per share) | £ / shares	2.99	1.79
Exercised/released in the year, weighted average exercise price (in GBP per share) | £ / shares	1.01	0.95
Less: forfeited in the year, weighted average exercise price (in GBP per share) | £ / shares	1.44	1.19
Less: expired in the year, weighted average exercise price (in GBP per share) | £ / shares	1.19	1.25
Outstanding at end of year, weighted average exercise price (in GBP per share) | £ / shares	1.54	1.19
Exercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 0.95	£ 1.23